Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
Other current liabilities

	December 31,
($ thousands)	2017	2016
Payable to Italian regulator	899,475	179,197
Accrued interest payable	179,230	165,290
Employee compensation	146,891	158,236
Taxes other than income taxes	128,703	123,267
Accrued expenses	121,181	127,092
Current financial liabilities	113,217	108,915
Jackpot liabilities	84,250	95,574
Deferred revenue	48,222	80,528
Advance payments from customers	28,874	25,473
Other	30,832	33,473
	1,780,875	1,097,045

Schedule of Other Non-Current Liabilities
Other non-current liabilities

	December 31,
($ thousands)	2017	2016
Jackpot liabilities	191,376	203,468
Deferred revenue	60,831	66,220
Finance leases	60,766	62,142
Reserve for uncertain tax positions	34,447	14,733
Royalties payable	32,997	37,681
Italian staff severance fund	12,577	11,454
Other	53,119	48,858
	446,113	444,556